Commitments and contingencies (Details Textual)	9 Months Ended			12 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended			12 Months Ended								9 Months Ended	12 Months Ended				9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 31, 2010 Huitian Tang [Member] USD ($)	May 31, 2010 Huitian Tang [Member] CNY	Sep. 30, 2012 Huitian Tang [Member]	May 31, 2010 Ms. Zhang USD ($)	May 31, 2010 Ms. Zhang HKD	Sep. 30, 2012 Ms. Zhang	Dec. 31, 2011 Distribution agreements with three government-owned hospitals [Member] USD ($) Hospital	Dec. 31, 2010 Distribution agreements with three government-owned hospitals [Member] USD ($) Hospital	Dec. 31, 2010 Distribution agreements with three government-owned hospitals [Member] CNY	Sep. 30, 2012 Distribution agreements with seven government-owned hospitals [Member] USD ($) Hospital	Sep. 30, 2012 Distribution agreements with seven government-owned hospitals [Member] CNY	Sep. 30, 2011 Distribution agreements with seven government-owned hospitals [Member] USD ($)	Dec. 31, 2011 Distribution agreements with seven government-owned hospitals [Member] USD ($)	Dec. 31, 2011 Distribution agreements with seven government-owned hospitals [Member] CNY	Dec. 31, 2010 Distribution agreements with seven government-owned hospitals [Member] USD ($)	Dec. 31, 2010 Distribution agreements with seven government-owned hospitals [Member] CNY	Dec. 31, 2011 Maximum [Member] Huitian Tang [Member] USD ($)	Dec. 31, 2011 Maximum [Member] Ms. Zhang USD ($)	Dec. 31, 2011 Maximum [Member] Distribution agreements with three government-owned hospitals [Member]	Dec. 31, 2010 Maximum [Member] Distribution agreements with three government-owned hospitals [Member]	Sep. 30, 2012 Maximum [Member] Distribution agreements with seven government-owned hospitals [Member]	Dec. 31, 2011 Minimum [Member] Huitian Tang [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Ms. Zhang USD ($)	Dec. 31, 2011 Minimum [Member] Distribution agreements with three government-owned hospitals [Member]	Dec. 31, 2010 Minimum [Member] Distribution agreements with three government-owned hospitals [Member]	Sep. 30, 2012 Minimum [Member] Distribution agreements with seven government-owned hospitals [Member]
Commitments and contingencies (Textual)
Termination of employment agreement	30 days	30 days						30 days			30 days
Description of Employee Agreement								By serving 30 days' prior written notice or one month's salary in lieu of notice.			By serving 30 days' prior written notice or one month's salary in lieu of notice.
Employment agreements term						January 1, 2010 to January 1, 2012	January 1, 2010 to January 1, 2012		January 1, 2010 to January 1, 2012	January 1, 2010 to January 1, 2012
Employment agreements by share based compensation per month						$ 11,600	79,600		$ 9,091	70,000
Employment agreements by share based compensation per year						139,200	955,200		109,092	840,000												200,000	160,000				139,000	109,092
Business by hospitals (Percentage)																								40.00%	95.00%	95.00%			30.00%	30.00%	30.00%
Number of government owned hospitals covered under distribution agreement												3	3	3	7	7
Distribution agreements term												3 years	3 years	3 years	3 years	3 years
Deposits paid													3,613,760	23,000,000				7,114,950	45,000,000	7,114,950	45,000,000
Total additional deposits for security		158,110											22,000,000	3,456,640	158,110	1,000,000
Sales revenue from government owned hospital customers												38,567,000	19,074,000		27,000,000		29,000,000
Commitments and contingencies (Additional Textual)
Capital commitments in respect of acquisition property plant and equipment
Operating leases expense	$ 1,265,975		$ 964,251	$ 1,324,371	$ 824,419